Financial assets at amortized cost - Reverse Repurchase Agreements (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Reverse Repurchase Agreements [Abstract]
BCRA repos	$ 1,202,421,795	$ 163,689,844
Allowances for ECL	(1,272,651)	(285,229)
TOTAL	$ 1,201,149,144	$ 163,404,615